Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Net operating loss (NOL) carryforward	$ 17,977,860	$ 17,535,257
NOL carryforward expiration date	Dec. 31, 2017
Valuation allowance	$ 3,775,351	6,137,340
Tax benefit asset value reduced	$ 0	$ 0
Corporate income tax rate, description	The major change that affects the Company is reducing the corporate income tax rate from 35% to 21%.